PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 89,264
Changes in basis of accounting	3,300	$ 2,600
Balance, end of period	100,009	89,264
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	77,433
Balance, end of period	88,071	77,433
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	24,965
Balance, end of period	28,384	24,965
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(13,134)
Balance, end of period	(16,446)	(13,134)
Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	41,595
Balance, end of period	45,206	41,595
Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	27,820	26,108
Additions, net of disposals and assets reclassified as held for sale	700	100
Acquisitions through business combinations	661	1,308
Foreign currency translation	(343)	(103)
Balance, end of period	28,838	27,820
Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	20,465	18,260
Foreign currency translation	(380)	133
Fair value changes	4,153	2,233
Dispositions and assets reclassified as held for sale	0	(161)
Balance, end of period	24,238	20,465
Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(6,690)	(5,497)
Foreign currency translation	134	(31)
Dispositions and assets reclassified as held for sale	51	117
Depreciation expenses	(1,365)	(1,279)
Balance, end of period	(7,870)	(6,690)
Hydroelectric [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	26,589
Balance, end of period	29,033	26,589
Hydroelectric [Member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,074	13,843
Additions, net of disposals and assets reclassified as held for sale	425	162
Acquisitions through business combinations	0	0
Foreign currency translation	(600)	(14)
Balance, end of period	13,899	14,074
Hydroelectric [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	16,927	15,416
Foreign currency translation	(283)	142
Fair value changes	3,221	1,369
Dispositions and assets reclassified as held for sale	0	0
Balance, end of period	19,865	16,927
Hydroelectric [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(4,412)	(3,879)
Foreign currency translation	181	(8)
Dispositions and assets reclassified as held for sale	17	7
Depreciation expenses	(517)	(532)
Balance, end of period	(4,731)	(4,412)
Wind Energy, Solar and Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,266
Balance, end of period	9,013	9,266
Wind Energy, Solar and Other | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,459	7,968
Additions, net of disposals and assets reclassified as held for sale	(9)	(342)
Acquisitions through business combinations	0	566
Foreign currency translation	(52)	(54)
Balance, end of period	8,398	8,459
Wind Energy, Solar and Other | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,588	2,079
Foreign currency translation	(82)	(34)
Fair value changes	402	669
Dispositions and assets reclassified as held for sale	0	(126)
Balance, end of period	2,908	2,588
Wind Energy, Solar and Other | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,781)	(1,358)
Foreign currency translation	9	(22)
Dispositions and assets reclassified as held for sale	25	101
Depreciation expenses	(546)	(502)
Balance, end of period	(2,293)	(1,781)
Solar and Other [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	5,740
Balance, end of period	7,160	5,740
Solar and Other [Member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	5,287	4,297
Additions, net of disposals and assets reclassified as held for sale	284	280
Acquisitions through business combinations	661	742
Foreign currency translation	309	(35)
Balance, end of period	6,541	5,287
Solar and Other [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	950	765
Foreign currency translation	(15)	25
Fair value changes	530	195
Dispositions and assets reclassified as held for sale	0	(35)
Balance, end of period	1,465	950
Solar and Other [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(497)	(260)
Foreign currency translation	(56)	(1)
Dispositions and assets reclassified as held for sale	9	9
Depreciation expenses	(302)	(245)
Balance, end of period	(846)	(497)
North America | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	25,617
Balance, end of period	28,044	25,617
Brazil | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,575
Balance, end of period	3,005	3,575
Colombia | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,353
Balance, end of period	8,150	7,353
Europe | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,770
Balance, end of period	4,912	3,770
Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,280
Balance, end of period	1,095	1,280
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	6,700	5,400
Property, plant and equipment [member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	$ 393	1,100
Property, plant and equipment [member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		0	$ 407
Property, plant and equipment [member] | Hydroelectric [Member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		0	83
Property, plant and equipment [member] | Wind Energy, Solar and Other | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		0	321
Property, plant and equipment [member] | Solar and Other [Member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting		$ 0	$ 3